CONSOLIDATED SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of profit or loss and other comprehensive income [abstract]
Revenue			$ 540,400
Port expenses, bunkers and commissions	$ (259,888)	$ (221,859)	(169,646)
Charter hire			(12,000)
Operating expenses (Note 4)	(188,374)	(195,249)	(122,867)
Administrative expenses (Note 4, 5)	(45,007)	(41,406)	(19,486)
Other operating expenses			(6,300)
Share of profit/(loss) from joint ventures			200
Impairment losses on tangible and intangible assets	20,000		0
Depreciation (Note 7)	(114,451)	(122,215)	(67,327)
Operating profit/(loss) (EBIT)	39,529	(107,212)	142,958
Total	4,255	2,814	992
Financial expenses (Note 9)	(40,601)	(37,333)	(16,926)
Profit/(loss) before tax	3,184	(141,731)	127,024
Tax (Note 12)	(777)	(760)	(1,041)
Net profit/(loss) for the year	$ 2,407	$ 142,491	125,983
Operating segments | Tanker Segment
Statement of profit or loss and other comprehensive income [abstract]
Revenue			538,700
Port expenses, bunkers and commissions			(169,200)
Charter hire			(11,100)
Operating expenses (Note 4)			(121,700)
Administrative expenses (Note 4, 5)			0
Other operating expenses			0
Share of profit/(loss) from joint ventures			0
Impairment losses on tangible and intangible assets			0
Depreciation (Note 7)			(67,100)
Operating profit/(loss) (EBIT)			169,600
Total			0
Financial expenses (Note 9)			0
Profit/(loss) before tax			169,600
Tax (Note 12)			0
Net profit/(loss) for the year			169,600
Operating segments | Bulk Segment
Statement of profit or loss and other comprehensive income [abstract]
Revenue			1,700
Port expenses, bunkers and commissions			(500)
Charter hire			(900)
Operating expenses (Note 4)			(1,200)
Administrative expenses (Note 4, 5)			0
Other operating expenses			0
Share of profit/(loss) from joint ventures			0
Impairment losses on tangible and intangible assets			0
Depreciation (Note 7)			(200)
Operating profit/(loss) (EBIT)			(1,000)
Total			0
Financial expenses (Note 9)			0
Profit/(loss) before tax			(1,000)
Tax (Note 12)			0
Net profit/(loss) for the year			(1,000)
Not allocated
Statement of profit or loss and other comprehensive income [abstract]
Revenue			0
Port expenses, bunkers and commissions			0
Charter hire			0
Operating expenses (Note 4)			0
Administrative expenses (Note 4, 5)			(19,500)
Other operating expenses			(6,300)
Share of profit/(loss) from joint ventures			200
Impairment losses on tangible and intangible assets			0
Depreciation (Note 7)			0
Operating profit/(loss) (EBIT)			(25,600)
Total			1,000
Financial expenses (Note 9)			(16,900)
Profit/(loss) before tax			(41,500)
Tax (Note 12)			(1,000)
Net profit/(loss) for the year			$ (42,500)